Non-controlling interests	12 Months Ended
Dec. 31, 2023
Non-controlling interests
Non-controlling interests
1 8 .	Non-controlling interests

Non-controlling interests
RMB
Balance as of December 31, 2021	1,195,418
Net income attributable to non-controlling interests	13,019
Acquisition of additional equity interests in subsidiaries	(29,558)
Dividend distribution to non-controlling interests holders	(42,307)
Capital contribution from non-controlling interests shareholders (i)	184,434

Balance as of December 31, 2022	1,321,006
Net income attributable to non-controlling interests	84,675
Acquisition of additional equity interests in subsidiaries	(64,268)
Dividend distribution to non-controlling interests holders	(39,107)
Deregistration of a subsidiary	(32)
Capital contribution from non-controlling interests shareholders (i)	296,080

Balance as of December 31, 2023	1,598,354

(i)
During the year ended December 31, 2022, a total capital contribution of RMB191,195 was received from the non-controlling
shareholders of several subsidiaries of Shan Shan Outlets in which RMB184,434 and RMB6,761 was recorded in non-controlling
interests and additional
paid-in
capital, respectively.

During the year ended December 31, 2023, a total capital contribution of RMB285,450 was received from the non-controlling
shareholders of several subsidiaries of Shan Shan Outlets in which RMB296,080 and RMB(10,630) was recorded in non-controlling
interests and additional
paid-in
capital, respectively.

The schedule below discloses the effect of changes in the Company’s ownership interests in subsidiaries on the Company’s equity:

	Year E nded December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net income attributable to Vipshop Holdings Limited’s shareholders	4,681,073	6,298,816	8,116,624
Transfers (to) from the non-controlling interests:
(Decrease)increase in the Company’s additional paid-in capital in relation to the acquisition of additional equity interests in subsidiaries	(18,050)	2,453	(8,732)
Capital contributions from(to) non-controlling interests	150,471	6,761	(10,630)

Net transfers from(to) non-controlling interests	132,421	9,214	(19,362)

Changes to net income attributable to Vipshop Holdings Limited’s shareholders, transfers from(to) non-controlling interests	4,813,494	6,308,030	8,097,262